Average Annual Total Returns (Lifestyle Growth Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Combined Index
Average Annual Return:
One Year	12.92%
Five Year	3.68%
Ten Year	3.05%
Series I, Lifestyle Growth Trust
Average Annual Return:
One Year	13.02%
Five Year	3.11%
Ten Year	3.69%
Date of Inception	Jan. 07, 1997
Series II, Lifestyle Growth Trust
Average Annual Return:
One Year	12.83%
Five Year	2.91%
Ten Year	3.57%
Date of Inception	Jan. 28, 2002
Series NAV, Lifestyle Growth Trust
Average Annual Return:
One Year	13.05%
Five Year	3.16%
Ten Year	3.72%
Date of Inception	Apr. 29, 2005